CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common shares [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Common shares [Member]	Treasury stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Treasury stock [Member]	Additional paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional paid-in Capital [Member]	Accumulated deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated deficit [Member]	AOCI Attributable to Parent [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	AOCI Attributable to Parent [Member]	Parent [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Parent [Member]	Noncontrolling Interest [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling Interest [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Total
Balance at Dec. 31, 2017		$ 519,225,850		$ 0		$ 9,012,448		$ (435,517,610)		$ (2,238,218)		$ 90,482,470		$ 0		$ 90,482,470
Balance (in shares) at Dec. 31, 2017		381,027,002		0
Increase (Decrease) in Stockholders' Equity
Net income/(loss)		$ 0		$ 0		0		1,759,711		0		1,759,711		3,336,769		5,096,480
Capital injection from non-controlling interests		0		0		0		(626,520)		0		(626,520)		30,945,469		30,318,949
Other comprehensive income (loss), net of tax		0		0		0		0		(2,255,094)		(2,255,094)		(286,456)		(2,541,550)
Share-based compensation		0		0		439,071		0		0		439,071		0		439,071
Share options exercised by employees		87,500		$ 0		(87,500)		0		0		0		0		$ 0
Share options exercised by employees (in shares)				0												0
Balance at Dec. 31, 2018		$ 519,313,350		$ 0		9,364,019		(433,514,434)		(4,493,312)		90,669,623		33,995,782		$ 124,665,405
Balance (in shares) at Dec. 31, 2018		381,027,002		0
Increase (Decrease) in Stockholders' Equity
Cumulative-effect adjustment for the adoption of Accounting Standards Codification ("ASC") Topic 606	$ 0		$ 0		$ 0		$ 869,985		$ 0		$ 869,985		$ 0		$ 869,985
Net income/(loss)		$ 0		$ 0		0		(8,831,223)		0		(8,831,223)		(2,848,932)		(11,680,155)
Issuance of common shares		$ 10,894,890		0		0		0		0		10,894,890		0		10,894,890
Issuance of common shares (in shares)		100,000,000
Capital injection from non-controlling interests		$ 0		0		0		0		0		0		13,092,105		13,092,105
Other comprehensive income (loss), net of tax		0		0		0		0		1,634,566		1,634,566		(1,408,552)		226,014
Share-based compensation		0		0		348,916		0		0		348,916		0		$ 348,916
Share options exercised by employees (in shares)																0
Balance at Dec. 31, 2019		$ 530,208,240		$ 0		9,712,935		(442,345,657)		(2,858,746)		94,716,772		42,830,403		$ 137,547,175
Balance (in shares) at Dec. 31, 2019		481,027,002		0
Increase (Decrease) in Stockholders' Equity
Cumulative-effect adjustment for the adoption of Accounting Standards Codification ("ASC") Topic 606																(442,345,657)
Net income/(loss)		$ 0		$ 0		0		2,778,655		0		2,778,655		(622,668)		2,155,987
Issuance of common shares		$ 41,495,212		0		0		0		0		41,495,212		0		41,495,212
Issuance of common shares (in shares)		99,285,640
Other comprehensive income (loss), net of tax		$ 0		0		0		0		(706,355)		(706,355)		1,914,837		1,208,482
Share-based compensation		0		0		369,187		0		0		369,187		0		369,187
Share options exercised by employees		$ 2,796,418		0		(2,312,380)		0		0		484,038		0		$ 484,038
Share options exercised by employees (in shares)		1,945,980														1,945,980
Balance at Dec. 31, 2020		$ 574,499,870		$ 0		$ 7,769,742		$ (439,567,002)		$ (3,565,101)		$ 139,137,509		$ 44,122,572		$ 183,260,081
Balance (in shares) at Dec. 31, 2020		582,258,622		0
Increase (Decrease) in Stockholders' Equity
Cumulative-effect adjustment for the adoption of Accounting Standards Codification ("ASC") Topic 606																$ (439,567,002)